SA Multi-Managed Large Cap Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.07%	17.09%	15.29%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	34.91%	14.81%	13.42%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	34.57%	14.63%	13.25%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	34.45%	14.52%	13.13%